Discount rate to determine defined benefit obligation (Tables)	3 Months Ended
Jun. 30, 2018
Discount rate to determine defined benefit obligation [Abstract]
Discount rate to determine defined benefit obligation [text block table]	Discount rate to determine defined benefit obligation
	Jun 30, 2018	Dec 31, 2017
Germany	1.70%	1.70%
UK	2.60%	2.50%
U.S.	4.10%	3.50%